Share-Based Payment Plans - Stock Options (Details) - Exercise price range one shares in Millions	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	2.5	2.5
Weighted average exercise price (in CAD per share)		$ 9.17
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 5.00
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 12.00